INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The provision (benefit) for income taxes consists of the following:

December 31,
	2014	2013
Current tax provision
Federal	$—	$—
State	—	—
	—	—
Deferred tax provision
Federal	—	—
State	—	—
	—	—
Income tax provision	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the statutory tax rate to the effective tax rate is as follows:

	December 31,
	2014	2013
Statutory Federal income tax rate	35%	35%
State and local taxes net of Federal benefit	5.50%	5.50%
Permanent differences	(1.90)%	(1.24)%
Valuation allowance	(38.60)%	(39.26)%
Effective tax rate	0%	0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial accounting purposes and the amounts used for income tax reporting. Significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2014	2013
Deferred tax assets
Net operating loss carry forwards	$53,634,000	$48,122,000
Research and development tax credit carry forwards	1,869,000	1,207,000
Change in fair value of options and warrants	—	—
Accrued expenses	—	96,000
Total deferred tax asset	55,503,000	49,425,000
Valuation allowance	(55,503,000)	(49,425,000)
	$—	$—